Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Oil and natural gas sales, net of royalties	CAD 722,732	CAD 884,392	CAD 1,526,194
Commodity derivative instruments gain/(loss)	(29,397)	142,724	234,373
Total	693,335	1,027,116	1,760,567
Expenses
Operating	247,917	340,483	348,596
Transportation	107,147	114,691	101,183
Production taxes	37,417	50,899	81,522
General and administrative	86,319	103,870	105,041
Depletion, depreciation and accretion	328,964	508,179	567,642
Asset impairment	301,171	1,352,428
Interest	45,443	66,456	62,820
Foreign exchange (gain)/loss	(40,526)	173,933	57,090
Gain on divestment of assets	(559,235)		2,798
Gain on prepayment of senior notes	(19,270)
Other expense /(income)	(2,230)	7,055	(231)
Total	533,117	2,717,994	1,323,663
Income/(Loss) Before Taxes	160,218	(1,690,878)	436,904
Current income tax expense/(recovery)	(2,351)	(16,887)	4,998
Deferred income tax expense/(recovery)	(234,847)	(150,588)	132,830
Net Income/(Loss)	397,416	(1,523,403)	299,076
Other Comprehensive Income/(Loss)
Change in cumulative translation adjustment	(49,271)	307,194	143,817
Changes due to marketable securities (net of tax)
Unrealized gain/(loss)			(145)
Realized (gain)/loss reclassified to net income			2,503
Other Comprehensive Income/(Loss)	(49,271)	307,194	146,175
Total Comprehensive Income/(Loss)	CAD 348,145	CAD (1,216,209)	CAD 445,251
Net Income/(Loss) per Share
Basic (in dollars per share)	CAD 1.75	CAD (7.39)	CAD 1.46
Diluted (in dollars per share)	CAD 1.72	CAD (7.39)	CAD 1.44